Risk Management - Undiscounted Cash Outflows Relating to Financial Liabilities (Detail) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Accounts payable and accrued liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 7,487	$ 6,353
Accounts payable and accrued liabilities | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	7,487	6,353
Short-Term Borrowings
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments		79
Short-Term Borrowings | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments		79
Long-Term Debt
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	18,290	19,664
Long-Term Debt | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	528	561
Long-Term Debt | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	1,056	1,608
Long-Term Debt | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	3,834	2,603
Long-Term Debt | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	12,872	14,892
Contingent Payment
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments		238
Contingent Payment | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments		238
Contingent Payment | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments		0
Lease Liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	4,880	5,073
Lease Liabilities | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	443	453
Lease Liabilities | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	769	794
Lease Liabilities | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	617	634
Lease Liabilities | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 3,051	$ 3,192